STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended		6 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2009 Predecessor
Revenue:
External customers	$ 476,520	$ 1,553,069	$ 1,099,057	$ 415,792
Related party revenues	29,482	69,352	63,075	28,932
Total revenue	506,002	1,622,421	1,162,132	444,724
Network fees and other costs	254,925	756,735	595,995	221,680
Sales and marketing	32,486	236,917	98,418	37,561
Other operating costs	48,275	143,420	124,383
General and administrative	38,058	86,870	58,091	8,468
Depreciation and amortization	49,885	155,326	110,964	2,356
Allocated expenses				52,980
Income from operations	82,373	243,153	174,281	121,679
Interest expense-net	(58,877)	(111,535)	(116,020)	(9,780)
Non-operating expenses	(9,100)	(14,499)	(4,300)	(127)
Income before applicable income taxes	14,396	117,119	53,961	111,772
Income tax (benefit) expense	(191)	32,309	(956)	36,891
Net income	14,587	84,810	54,917	74,881
Less: Net income attributable to non-controlling interests	(16,728)	(48,570)	(32,924)
Net income (loss) attributable to Vantiv, Inc.	$ (2,141)	$ 36,240	$ 21,993
Net income (loss) per common share attributable to Vantiv, Inc.:
Basic (in dollars per share)	$ (0.02)	$ 0.40	$ 0.25
Diluted (in dollars per share)	$ (0.02)	$ 0.40	$ 0.25
Shares used in computing net income (loss) per common share:
Basic (in shares)	89,515,617	89,515,617	89,515,617
Diluted (in shares)	89,515,617	89,515,617	89,515,617